1
Gabelli Enterprise Mergers and Acquisitions Fund
Schedule of Investments — January 31, 2022 (Unaudited)
Shares
Market
Value
COMMON STOCKS — 88 .8%
Aerospace and Defense — 2 .6%
22,000 Aerojet Rocketdyne Holdings Inc. .............. $ 848,980
18,000 Kaman Corp. ............................................ 719,460
3,000 L3Harris Technologies Inc. ....................... 627,870
7,500 Meggitt plc † ............................................. 75,146
500 Ultra Electronics Holdings plc ................... 19,501
2,290,957
Automotive: Parts and Accessories — 0 .6%
15,000 Haldex AB † .............................................. 81,718
7,800 Tenneco Inc. , Cl. A † .................................. 81,900
10,000 Veoneer Inc. † ........................................... 352,100
515,718
Broadcasting — 0 .1%
4,500 Sinclair Broadcast Group Inc. , Cl. A ........... 123,660
Building and Construction — 5 .0%
16,000 Armstrong Flooring Inc. † .......................... 31,040
8,000 Carrier Global Corp. .................................. 381,440
38,000 Griffon Corp. ............................................ 850,820
2,000 Hinokiya Group Co. Ltd. ............................ 35,141
1,700 Lennar Corp. , Cl. B ................................... 137,241
11,110 Nobility Homes Inc. .................................. 355,520
8,000 Skyline Champion Corp. † ......................... 538,720
11,000 Vulcan Materials Co. ................................. 2,093,410
4,423,332
Business Services — 2 .1%
10,000 Bottomline Technologies DE Inc. † ............. 563,900
285,000 Clear Channel Outdoor Holdings Inc. † ....... 872,100
75,000 Dawson Geophysical Co. † ........................ 175,500
2,000 eWork Group AB ...................................... 25,137
1,500 IHS Markit Ltd. ......................................... 175,185
2,000 Stagwell Inc. † .......................................... 14,940
500 Zynga Inc. , Cl. A † ..................................... 4,535
1,831,297
Cable and Satellite — 4 .0%
26,000 DISH Network Corp. , Cl. A † ...................... 816,400
3,500 Liberty Broadband Corp. , Cl. A † ................ 512,225
3,500 Liberty Broadband Corp. , Cl. C † ................ 519,435
24,000 Liberty Global plc , Cl. A † .......................... 650,880
3,000 Liberty Media Corp.- Liberty Formula One ,
Cl. A † ................................................... 164,400
3,000 Liberty Media Corp.- Liberty Formula One ,
Cl. C † ................................................... 180,690
20,000 Shaw Communications Inc. , Cl. B ............. 596,200
2,000 Shaw Communications Inc. , Cl. B ............. 59,615
3,499,845
Communications Equipment — 0 .7%
20,000 Digi International Inc. † ............................. 446,800
6,000 NeoPhotonics Corp. † ................................ 92,160
Shares
Market
Value
1,000 Nuance Communications Inc. † ................. $ 55,250
594,210
Computer Software and Services — 6 .7%
1,200 Activision Blizzard Inc. .............................. 94,812
8,000 Aspen Technology Inc. † ............................ 1,201,280
40,000 Avast plc (a) .............................................. 329,877
15,000 Blue Prism Group plc † .............................. 254,791
12,500 Castlight Health Inc. , Cl. B † ....................... 25,500
2,500 Cerner Corp. ............................................ 228,000
9,000 Change Healthcare Inc. † ........................... 177,120
1,000 Citrix Systems Inc. ................................... 101,940
5,000 Fiserv Inc. † .............................................. 528,500
38,000 McAfee Corp. , Cl. A .................................. 974,700
12,500 Mimecast Ltd. † ........................................ 996,375
50,000 PAE Inc. † ................................................. 500,500
6,000 Playtech plc † ............................................ 47,126
1,000 Rockwell Automation Inc. ......................... 289,220
1,321 VMware Inc. , Cl. A .................................... 169,722
5,919,463
Consumer Products — 0 .7%
1,000 Accell Group NV † ..................................... 64,823
5,000 Bang & Olufsen A/S † ................................ 17,349
20,000 Verso Corp. , Cl. A ..................................... 537,600
619,772
Consumer Services — 1 .7%
3,000 Entain plc † ............................................... 64,192
13,000 Iveco Group NV † ...................................... 138,308
38,000 MoneyGram International Inc. † ................. 333,260
2,000 Rollins Inc. ............................................... 61,700
20,000 Terminix Global Holdings Inc. † ................. 862,800
1,460,260
Containers and Packaging — 0 .5%
5,000 Ardagh Group SA ..................................... 120,375
4,500 Greif Inc. , Cl. A ......................................... 266,220
1,000 Greif Inc. , Cl. B ......................................... 59,400
445,995
Diversified Industrial — 6 .3%
3,000 Akka Technologies † .................................. 163,462
1,000 Coherent Inc. † ......................................... 258,480
2,500 Forterra Inc. † ........................................... 58,675
8,000 Hexcel Corp. † ........................................... 417,360
160,000 Myers Industries Inc. ................................ 2,891,200
20,000 SPX FLOW Inc. ......................................... 1,724,000
5,513,177
Energy and Utilities — 6 .9%
6,000 Alerion Cleanpower SpA ........................... 181,999
133,333 Alvopetro Energy Ltd. ............................... 466,768
1,000 Avangrid Inc. ............................................ 46,720
10,000 Avista Corp. ............................................. 444,600
35,000 Endesa SA ................................................ 780,320

Gabelli Enterprise Mergers and Acquisitions Fund
Schedule of Investments (Continued) — January 31, 2022 (Unaudited)
Shares
Market
Value
COMMON STOCKS (Continued)
Energy and Utilities (Continued)
7,087 Energy Transfer LP ................................... $ 67,823
1,000 Etablissements Maurel et Prom SA † ......... 2,949
160,000 Gulf Coast Ultra Deep Royalty Trust ........... 4,624
4,800 Iberdrola SA ............................................. 54,789
4,000 KLX Energy Services Holdings Inc. † .......... 19,960
8,000 NorthWestern Corp. .................................. 464,960
43,000 PNM Resources Inc. ................................. 1,926,830
1,000 Portland General Electric Co. ..................... 52,540
27,000 Severn Trent plc ....................................... 1,043,252
1,000 Southwest Gas Holdings Inc. .................... 68,180
9,500 UGI Corp. ................................................. 430,825
16,000 Vivo Energy plc (a) .................................... 28,490
6,085,629
Entertainment — 2 .9%
3,600 Discovery Inc. , Cl. A † ............................... 100,476
10,000 Discovery Inc. , Cl. C † ............................... 273,500
43,000 Fox Corp. , Cl. B ........................................ 1,598,740
20,000 Liberty Media Corp.- Liberty Braves , Cl. A † 561,000
2,533,716
Financial Services — 8 .7%
16,000 Aareal Bank AG † ....................................... 515,888
8,000 American National Group Inc. ................... 1,510,320
5,000 Atlantic Capital Bancshares Inc. † .............. 150,600
2,800 Brookfield Asset Management Inc. , Cl. A ... 154,280
17,500 Cadence Bank .......................................... 545,475
3,000 Cerved Group SpA † .................................. 34,378
6,000 Fanhua Inc. , ADR ..................................... 41,580
19,000 Independence Holding Co. ........................ 1,082,050
10,000 Intertrust NV † (a) ...................................... 217,275
45,500 Macquarie Infrastructure Holdings LLC ..... 164,255
30,000 Navient Corp. ........................................... 522,900
30,000 State Auto Financial Corp. ......................... 1,551,000
16,000 Sterling Bancorp ...................................... 420,640
8,500 Synovus Financial Corp. ........................... 422,960
400 Topdanmark AS ........................................ 22,842
1,500 Willis Towers Watson plc .......................... 350,940
7,707,383
Food and Beverage — 1 .5%
6,000 Campbell Soup Co. ................................... 264,720
4,500 Flowers Foods Inc. ................................... 126,585
12,000 GrainCorp Ltd. , Cl. A ................................. 61,768
10,000 Primo Water Corp. .................................... 167,000
3,700 Sanderson Farms Inc. ............................... 680,800
14,000 United Malt Group Ltd. ............................. 41,179
1,342,052
Health Care — 6 .0%
2,500 Apria Inc. † ............................................... 93,525
8,000 Arena Pharmaceuticals Inc. † ..................... 735,840
Shares
Market
Value
2,000 AstraZeneca plc , ADR ............................... $ 116,420
1,200 Bio-Rad Laboratories Inc. , Cl. A † .............. 719,676
8,810 Bioventus Inc. , Cl. A † ............................... 114,794
7,000 Grifols SA , ADR ........................................ 82,180
100 ICU Medical Inc. † ..................................... 21,336
11,000 Idorsia Ltd. † ............................................ 254,746
1,000 Illumina Inc. † ........................................... 348,820
18,000 Intersect ENT Inc. † ................................... 493,200
3,000 Ortho Clinical Diagnostics Holdings plc † ... 52,080
8,000 Perrigo Co. plc ......................................... 304,560
6,000 QIAGEN NV † ............................................ 296,940
50,000 Viatris Inc. ............................................... 748,500
5,000 Vifor Pharma AG ...................................... 883,289
500 Zogenix Inc. † ........................................... 13,005
5,278,911
Hotels and Gaming — 0 .6%
400 Churchill Downs Inc. ................................ 84,120
5,500 Ryman Hospitality Properties Inc. , REIT † .. 486,200
570,320
Machinery — 3 .8%
25,000 CFT SpA † ................................................. 129,197
5,000 CIRCOR International Inc. † ....................... 138,850
35,000 CNH Industrial NV .................................... 524,342
30,000 CNH Industrial NV, Borsa Italiana .............. 453,900
10,000 Neles Oyj ................................................. 139,420
4,000 Otis Worldwide Corp. ............................... 341,720
60,000 Welbilt Inc. † ............................................. 1,425,000
25,000 Zardoya Otis SA ....................................... 198,008
3,350,437
Materials — 3 .1%
10,000 Rogers Corp. † .......................................... 2,729,500
Media — 3 .1%
49,000 Telenet Group Holding NV ......................... 1,877,173
40,000 The E.W. Scripps Co. , Cl. A † ..................... 820,000
2,697,173
Metals and Mining — 1 .0%
38,000 Alamos Gold Inc. , Cl. A ............................. 259,540
10,000 Great Bear Resources Ltd. † ...................... 222,869
15,000 Pan American Silver Corp., Toronto ........... 324,627
50,000 Sierra Metals Inc. ..................................... 65,000
872,036
Publishing — 0 .1%
1,500 Lee Enterprises Inc. † ................................ 54,900
Real Estate — 4 .5%
10,000 alstria office REIT-AG ................................ 218,623
5,000 Bluerock Residential Growth REIT Inc. ...... 132,750
8,000 Cominar Real Estate Investment Trust ,
REIT ..................................................... 73,571
5,000 Corem Property Group AB , Cl. B ............... 14,317

Gabelli Enterprise Mergers and Acquisitions Fund
Schedule of Investments (Continued) — January 31, 2022 (Unaudited)
Shares
Market
Value
COMMON STOCKS (Continued)
Real Estate (Continued)
25,000 CorePoint Lodging Inc. , REIT † .................. $ 392,750
33,200 CyrusOne Inc. , REIT ................................. 2,983,020
1,000 Monmouth Real Estate Investment Corp. ,
REIT ..................................................... 20,990
1,000 S IMMO AG .............................................. 25,559
37,629 Trinity Place Holdings Inc. † ...................... 67,732
3,929,312
Retail — 2 .1%
30,804 Del Taco Restaurants Inc. ......................... 384,126
7,500 Marshall Motor Holdings plc ..................... 40,044
4,000 SpartanNash Co. ...................................... 98,280
60,000 Sportsman's Warehouse Holdings Inc. † .... 657,600
29,000 Village Super Market Inc. , Cl. A ................. 662,650
1,842,700
Semiconductors — 3 .9%
8,500 CMC Materials Inc. ................................... 1,537,480
1,600 Siltronic AG .............................................. 208,512
2,600 Siltronic AG, Germany † ............................ 339,125
6,000 Vocera Communications Inc. † .................. 474,060
4,500 Xilinx Inc. ................................................. 870,975
3,430,152
Specialty Chemicals — 3 .3%
10,000 Atotech Ltd. † ........................................... 244,300
33,000 Ferro Corp. † ............................................. 719,400
12,000 GCP Applied Technologies Inc. † ................ 382,800
1,000 Hexion Holdings Corp. , Cl. B † ................... 28,500
30,000 Kraton Corp. † ........................................... 1,391,400
15,000 SGL Carbon SE † ....................................... 103,301
2,869,701
Telecommunications — 2 .8%
100 Gilat Satellite Networks Ltd. ...................... 757
200,000 Koninklijke KPN NV .................................. 657,668
14,000 Liberty Latin America Ltd. , Cl. A † .............. 153,160
16,456 Liberty Latin America Ltd. , Cl. C † .............. 177,889
8,000 Orange Belgium SA .................................. 174,180
11,000 Parrot SA † ............................................... 43,500
1,000 Rogers Communications Inc. , Cl. B ........... 50,720
20,600 Telesat Corp. † .......................................... 466,590
7,000 Telesat Corp. † .......................................... 158,550
30,000 Vonage Holdings Corp. † ........................... 625,200
2,508,214
Transportation — 0 .5%
2,375 DSV A/S ................................................... 479,626
Wireless Communications — 3 .0%
70,000 Lumen Technologies Inc. .......................... 865,200
34,000 Millicom International Cellular SA , SDR † ... 903,531
380,321 NII Holdings Inc., Escrow † ....................... 114,096
6,500 Telephone and Data Systems Inc. .............. 128,700
Shares
Market
Value
22,000 United States Cellular Corp. † .................... $ 673,640
2,685,167
TOTAL COMMON STOCKS ........................ 78,204,615
CLOSED-END FUNDS — 0 .2%
30,000 Altaba Inc., Escrow † ................................. 178,500
RIGHTS — 0 .4%
Health Care — 0 .1%
45,000 Achillion Pharmaceuticals Inc. , CVR † ........ 22,500
52,000 Adamas Pharmaceuticals Inc. , CVR † ......... 2,600
52,000 Adamas Pharmaceuticals Inc. , CVR † ......... 2,600
1,000 Alder BioPharmaceuticals Inc. – H.
Lundbeck A/S , CVR † ............................. 2,000
13,000 Ambit Biosciences Corp. , CVR † (b) ............ 21,970
5,000 Flexion Therapeutics Inc. , CVR † ................ 3,400
75,000 Innocoll , CVR † (b) ..................................... 0
14,000 Ipsen SA/Clementia , CVR † (b) ................... 0
11,000 Ocera Therapeutics , CVR † (b) .................... 1,870
2,000 Prevail Therapeutics Inc. , CVR † (b) ............ 1,000
156,000 Teva Pharmaceutical Industries Ltd. , CCCP ,
expire 02/20/23 † (b) .............................. 0
7,000 Tobira Therapeutics Inc. , CVR † (b) ............. 0
57,940
Media — 0.0%
40,000 Media General Inc. , CVR † (b) ..................... 0
Metals and Mining — 0 .3%
400,000 Pan American Silver Corp. , CVR † .............. 284,000
TOTAL RIGHTS ......................................... 341,940
WARRANTS — 0.0%
Business Services — 0.0%
6 Internap Corp. , expire 05/08/24 † .............. 3,912
Principal
Amount
U.S. GOVERNMENT OBLIGATIONS — 10 .6%
$ 9,385,000 U.S. Treasury Bills,
0.045 % to 0.190% †† ,
03/03/22 to 06/16/22 (c) ........................ 9,381,995
TOTAL INVESTMENTS BEFORE
SECURITIES SOLD SHORT — 100.0%
(Cost $ 82,407,577 ) ............................... $ 88,110,962

Gabelli Enterprise Mergers and Acquisitions Fund
Schedule of Investments (Continued) — January 31, 2022 (Unaudited)
Shares
Market
Value
SECURITIES SOLD SHORT — ( 0 .7 ) %
Building and Construction — (0.0) %
200 Lennar Corp. , Cl. A ......................... $ 19,222
Financial Services — ( 0 .1 ) %
250 S&P Global Inc. ............................ 103,805
Health Care — (0.0) %
100 Quidel Corp. ............................... 10,336
Semiconductors — ( 0 .6 ) %
4,000 Advanced Micro Devices Inc. .............. 457,000
700 II-VI Inc. ................................... 44,380
501,380
TOTAL SECURITIES SOLD SHORT
(Proceeds received $ 512,342 ) (d) ....... $ 634,743
(a) Securities exempt from registration under Rule 144A of the Securities
Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(b) Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(c) At January 31, 2022, $3,600,000 of the principal amount was pledged as collateral for securities sold short.
(d) At January 31, 2022, these proceeds are being held at Pershing LLC.
† Non-income producing security.
†† Represents annualized yields at dates of purchase.
ADR American Depositary Receipt
CCCP Contingent Cash Consideration Payment
CVR Contingent Value Right
REIT Real Estate Investment Trust
SDR Swedish Depositary Receipt